Related Party Transactions - Additional Information (Details) - USD ($)		3 Months Ended		4 Months Ended	9 Months Ended		12 Months Ended
	Feb. 09, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Sep. 15, 2022	Sep. 07, 2020
Related Party Transaction
Repayment of promissory note - related party	$ 6,000					$ 185,116	$ 185,116
Outstanding working capital loan				$ 139,949
Accounts payable - related party		$ 300,000			$ 300,000		$ 165,000
Class A ordinary shares
Related Party Transaction
Ordinary shares, par value		$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001
Promissory Note with Related Party
Related Party Transaction
Maximum borrowing capacity of related party promissory note									$ 300,000
Amount borrowed under note	185,000
Repayment of promissory note - related party	$ 6,000
Administrative Support Agreement
Related Party Transaction
Expenses per month					$ 15,000		$ 15,000
Expenses incurred		$ 45,000	$ 45,000	$ 0	135,000	$ 120,000	165,000
Accounts payable - related party		300,000		0	300,000		165,000
Related Party Loans
Related Party Transaction
Loan conversion agreement warrant							$ 1,500,000
Related Party Loans | Working capital loans warrant
Related Party Transaction
Price of warrant							$ 1.00
Working Capital Loans
Related Party Transaction
Loan conversion agreement warrant		$ 1,500,000			$ 1,500,000
Price of warrant		$ 1.00			$ 1.00			$ 1.00
Outstanding working capital loan		$ 500,000			$ 500,000		$ 0
Notes payable, related parties		$ 500,000		$ 0	$ 500,000		$ 0
Working Capital Loans | Class A ordinary shares
Related Party Transaction
Ordinary shares, par value								0.0001
Share price								$ 11.50